INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 1,748	$ 1,281
Deferred	0	0
Income tax expense	1,748	1,281	$ 0
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Domestic	136	0
Foreign	1,612	1,281
Income tax expense	$ 1,748	$ 1,281	$ 0